Allowances for Loan and Lease Losses (Rollforward of Allowance For Loan and Lease Losses and Associated Loan Data) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance	$ 2,629,000,000		$ 2,611,000,000		$ 2,589,000,000
Charge-offs	(974,000,000)		(764,000,000)		(786,000,000)
Recoveries	332,000,000		344,000,000		329,000,000
Net charge-offs	(642,000,000)		(420,000,000)		(457,000,000)
Provision for credit losses	773,000,000		408,000,000		441,000,000
Net (increase) / decrease in allowance for unfunded loan commitments and letters of credit	(33,000,000)		12,000,000		4,000,000
Other	15,000,000		18,000,000		34,000,000
Ending Balance	2,742,000,000		2,629,000,000		2,611,000,000
Loans collectively evaluated for impairment - associated allowance	2,277,000,000		2,145,000,000		2,067,000,000
Impaired loans - associated allowance	191,000,000		209,000,000
Loans collectively evaluated for impairment	235,498,000,000		221,363,000,000		214,822,000,000
Fair value option loans	742,000,000		782,000,000		869,000,000
Purchased impaired loans	1,719,000,000		2,017,000,000		2,396,000,000
Total Loans	$ 239,843,000,000	[1],[2]	$ 226,245,000,000	[1],[2]	$ 220,458,000,000
Portfolio segment ALLL as a percentage of total ALLL	100.00%		100.00%		100.00%
Ratio of ALLL to total loans	1.14%		1.16%		1.18%
Loans Accounted for under Fair Value Option
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment - associated allowance	$ 0		$ 0		$ 0
TDRs
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment - associated allowance	133,000,000		161,000,000		230,000,000
Loans individually evaluated for impairment	1,664,000,000		1,851,000,000		2,061,000,000
Other Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment - associated allowance	58,000,000		48,000,000		41,000,000
Loans individually evaluated for impairment	220,000,000		232,000,000		310,000,000
Purchased Impaired Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans - associated allowance	274,000,000		275,000,000		273,000,000
Total commercial lending
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance	1,663,000,000		1,582,000,000		1,534,000,000
Charge-offs	(216,000,000)		(124,000,000)		(221,000,000)
Recoveries	78,000,000		99,000,000		116,000,000
Net charge-offs	(138,000,000)		(25,000,000)		(105,000,000)
Provision for credit losses	320,000,000		97,000,000		147,000,000
Net (increase) / decrease in allowance for unfunded loan commitments and letters of credit	(34,000,000)		11,000,000		5,000,000
Other	1,000,000		(2,000,000)		1,000,000
Ending Balance	1,812,000,000		1,663,000,000		1,582,000,000
Loans collectively evaluated for impairment - associated allowance	1,714,000,000		1,590,000,000		1,506,000,000
Impaired loans - associated allowance	98,000,000		73,000,000
Loans collectively evaluated for impairment	160,021,000,000		151,641,000,000		146,720,000,000
Purchased impaired loans
Total Loans	$ 160,602,000,000	[1]	$ 152,282,000,000	[1]	$ 147,439,000,000
Portfolio segment ALLL as a percentage of total ALLL	66.00%		63.00%		61.00%
Ratio of ALLL to total loans	1.13%		1.09%		1.07%
Total commercial lending | TDRs
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment - associated allowance	$ 40,000,000		$ 25,000,000		$ 35,000,000
Loans individually evaluated for impairment	361,000,000		409,000,000		409,000,000
Total commercial lending | Other Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment - associated allowance	58,000,000		48,000,000		41,000,000
Loans individually evaluated for impairment	220,000,000		232,000,000		310,000,000
Total commercial lending | Purchased Impaired Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans - associated allowance
Total consumer lending
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning Balance	966,000,000		1,029,000,000		1,055,000,000
Charge-offs	(758,000,000)		(640,000,000)		(565,000,000)
Recoveries	254,000,000		245,000,000		213,000,000
Net charge-offs	(504,000,000)		(395,000,000)		(352,000,000)
Provision for credit losses	453,000,000		311,000,000		294,000,000
Net (increase) / decrease in allowance for unfunded loan commitments and letters of credit	1,000,000		1,000,000		(1,000,000)
Other	14,000,000		20,000,000		33,000,000
Ending Balance	930,000,000		966,000,000		1,029,000,000
Loans collectively evaluated for impairment - associated allowance	563,000,000		555,000,000		561,000,000
Impaired loans - associated allowance	93,000,000		136,000,000
Loans collectively evaluated for impairment	75,477,000,000		69,722,000,000		68,102,000,000
Fair value option loans	742,000,000		782,000,000		869,000,000
Purchased impaired loans	1,719,000,000		2,017,000,000		2,396,000,000
Total Loans	$ 79,241,000,000	[1]	$ 73,963,000,000	[1]	$ 73,019,000,000
Portfolio segment ALLL as a percentage of total ALLL	34.00%		37.00%		39.00%
Ratio of ALLL to total loans	1.17%		1.31%		1.41%
Total consumer lending | TDRs
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment - associated allowance	$ 93,000,000		$ 136,000,000		$ 195,000,000
Loans individually evaluated for impairment	1,303,000,000		1,442,000,000		1,652,000,000
Total consumer lending | Purchased Impaired Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loans - associated allowance	$ 274,000,000		$ 275,000,000		$ 273,000,000

[1]
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

[2]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.